DOCOMO's Assets and Liabilities that were Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets measured at fair value:
Assets measured at fair value	¥ 118,995	¥ 139,928
Liabilities measured at fair value:
Liabilities measured at fair value	2,013	1,660
Available-for-sale Securities | Domestic equity securities | Level 1
Assets measured at fair value:
Assets measured at fair value	46,631	53,029
Available-for-sale Securities | Foreign Equity Securities | Level 1
Assets measured at fair value:
Assets measured at fair value	71,128	83,598
Available-for-sale Securities | Foreign debt securities | Level 1
Assets measured at fair value:
Assets measured at fair value	4	4
Available-for-sale Securities | Level 1
Assets measured at fair value:
Assets measured at fair value	117,763	136,631
Level 1
Assets measured at fair value:
Assets measured at fair value	117,763	136,631
Level 2
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Liabilities measured at fair value:
Liabilities measured at fair value	2,013	1,660
Level 2 | Derivative Assets
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Level 2 | Derivative Assets | Interest rate swap agreements
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Level 2 | Derivative Liabilities
Liabilities measured at fair value:
Liabilities measured at fair value	2,013	1,660
Level 2 | Derivative Liabilities | Foreign exchange forward contracts
Liabilities measured at fair value:
Liabilities measured at fair value	154	108
Level 2 | Derivative Liabilities | Foreign currency option contracts
Liabilities measured at fair value:
Liabilities measured at fair value	1,859	1,552
Available-for-sale Securities
Assets measured at fair value:
Assets measured at fair value	117,763	136,631
Available-for-sale Securities | Domestic equity securities
Assets measured at fair value:
Assets measured at fair value	46,631	53,029
Available-for-sale Securities | Foreign Equity Securities
Assets measured at fair value:
Assets measured at fair value	71,128	83,598
Available-for-sale Securities | Foreign debt securities
Assets measured at fair value:
Assets measured at fair value	4	4
Derivative Assets
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Derivative Assets | Interest rate swap agreements
Assets measured at fair value:
Assets measured at fair value	1,232	3,297
Derivative Liabilities
Liabilities measured at fair value:
Liabilities measured at fair value	2,013	1,660
Derivative Liabilities | Foreign exchange forward contracts
Liabilities measured at fair value:
Liabilities measured at fair value	154	108
Derivative Liabilities | Foreign currency option contracts
Liabilities measured at fair value:
Liabilities measured at fair value	¥ 1,859	¥ 1,552